Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($) HLS	Jun. 30, 2018 USD ($) HLS		Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 26,552	$ 27,087		$ 54,600
Exceptional items (see Note 7)	(104)	(196)
Profit from operations	8,445	8,289
Net finance income/(cost)	(199)	(3,372)
Share of results of associates and joint ventures	62	93
Income tax expense	1,666	1,420
Profit/(loss)	6,642	$ 3,590
Segment assets (non-current)	$ 217,279			$ 215,587
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	280	279	[1]
Revenue	$ 26,552	$ 27,087	[1]
Normalized EBITDA	$ 10,849	$ 10,820	[1]
Normalized EBITDA margin %	40.90%	40.00%	[1]
Depreciation, amortization and impairment	$ (2,300)	$ (2,335)	[1]
Normalized profit from operations (EBIT)	8,549	8,485	[1]
Exceptional items (see Note 7)	(104)	(196)	[1]
Profit from operations	8,445	8,289	[1]
Net finance income/(cost)	(199)	(3,372)	[1]
Share of results of associates and joint ventures	62	93	[1]
Income tax expense	(1,666)	(1,420)	[1]
Profit/(loss)	6,642	3,590	[1]
Segment assets (non-current)	217,279	215,587	[1]
Gross capex	$ 1,729	$ 2,190	[1]
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	54	55	[1]
Revenue	$ 7,701	$ 7,641	[1]
Normalized EBITDA	$ 3,045	$ 2,995	[1]
Normalized EBITDA margin %	39.50%	39.20%	[1]
Depreciation, amortization and impairment	$ (388)	$ (414)	[1]
Normalized profit from operations (EBIT)	2,656	2,581	[1]
Exceptional items (see Note 7)	(1)
Profit from operations	2,655	2,581	[1]
Segment assets (non-current)	63,542	63,443	[1]
Gross capex	$ 182	$ 558	[1]
Operating segments [member] | Middle America [member]
Disclosure of operating segments [line items]
Volume | HLS	65	63	[1]
Revenue	$ 5,735	$ 5,597	[1]
Normalized EBITDA	$ 3,036	$ 2,742	[1]
Normalized EBITDA margin %	52.90%	49.00%	[1]
Depreciation, amortization and impairment	$ (441)	$ (405)	[1]
Normalized profit from operations (EBIT)	2,595	2,337	[1]
Exceptional items (see Note 7)	(26)	(67)	[1]
Profit from operations	2,569	2,270	[1]
Segment assets (non-current)	73,118	71,845	[1]
Gross capex	$ 471	$ 510	[1]
Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | HLS	67	65	[1]
Revenue	$ 4,769	$ 5,194	[1]
Normalized EBITDA	$ 1,976	$ 2,259	[1]
Normalized EBITDA margin %	41.40%	43.50%	[1]
Depreciation, amortization and impairment	$ (462)	$ (508)	[1]
Normalized profit from operations (EBIT)	1,514	1,751	[1]
Exceptional items (see Note 7)	(13)	(6)	[1]
Profit from operations	1,501	1,745	[1]
Segment assets (non-current)	13,716	13,250	[1]
Gross capex	$ 288	$ 309	[1]
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	40	42	[1]
Revenue	$ 3,786	$ 4,095	[1]
Normalized EBITDA	$ 1,373	$ 1,507	[1]
Normalized EBITDA margin %	36.30%	36.80%	[1]
Depreciation, amortization and impairment	$ (484)	$ (490)	[1]
Normalized profit from operations (EBIT)	888	1,018	[1]
Exceptional items (see Note 7)	(17)	(49)	[1]
Profit from operations	871	969	[1]
Segment assets (non-current)	42,882	42,874	[1]
Gross capex	$ 425	$ 492	[1]
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	54	54	[1]
Revenue	$ 4,306	$ 4,367	[1]
Normalized EBITDA	$ 1,787	$ 1,642	[1]
Normalized EBITDA margin %	41.50%	37.60%	[1]
Depreciation, amortization and impairment	$ (370)	$ (383)	[1]
Normalized profit from operations (EBIT)	1,417	1,259	[1]
Exceptional items (see Note 7)	(5)	(15)	[1]
Profit from operations	1,412	1,244	[1]
Segment assets (non-current)	22,658	22,544	[1]
Gross capex	256	253	[1]
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue	254	193	[1]
Normalized EBITDA	(368)	(325)	[1]
Depreciation, amortization and impairment	(155)	(138)	[1]
Normalized profit from operations (EBIT)	(522)	(462)	[1]
Exceptional items (see Note 7)	(42)	(59)	[1]
Profit from operations	(564)	(521)	[1]
Segment assets (non-current)	1,363	1,631	[1]
Gross capex	$ 107	$ 68	[1]
Reference Base [member] | Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS		279
Revenue		$ 26,854
Normalized EBITDA		$ 10,702
Normalized EBITDA margin %		39.90%
Depreciation, amortization and impairment		$ (2,319)
Normalized profit from operations (EBIT)		$ 8,383
Reference Base [member] | Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS		55
Revenue		$ 7,641
Normalized EBITDA		$ 2,995
Normalized EBITDA margin %		39.20%
Depreciation, amortization and impairment		$ (414)
Normalized profit from operations (EBIT)		$ 2,581
Reference Base [member] | Operating segments [member] | Middle America [member]
Disclosure of operating segments [line items]
Volume | HLS		63
Revenue		$ 5,597
Normalized EBITDA		$ 2,742
Normalized EBITDA margin %		49.00%
Depreciation, amortization and impairment		$ (405)
Normalized profit from operations (EBIT)		$ 2,337
Reference Base [member] | Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | HLS		65
Revenue		$ 4,962
Normalized EBITDA		$ 2,141
Normalized EBITDA margin %		43.10%
Depreciation, amortization and impairment		$ (492)
Normalized profit from operations (EBIT)		$ 1,649
Reference Base [member] | Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS		42
Revenue		$ 4,095
Normalized EBITDA		$ 1,507
Normalized EBITDA margin %		36.80%
Depreciation, amortization and impairment		$ (489)
Normalized profit from operations (EBIT)		$ 1,018
Reference Base [member] | Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS		54
Revenue		$ 4,367
Normalized EBITDA		$ 1,642
Normalized EBITDA margin %		37.60%
Depreciation, amortization and impairment		$ (383)
Normalized profit from operations (EBIT)		1,259
Reference Base [member] | Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue		193
Normalized EBITDA		(325)
Depreciation, amortization and impairment		(138)
Normalized profit from operations (EBIT)		$ (462)

[1]	2018 restated to reflect the changes in segment reporting and the impact of adoption of IFRS 16 under the full retrospective application.